UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2008

Date of reporting period:  February 29, 2008

Item 1. Schedule of Investments.

Marketfield Fund
Schedule of Investments
February 29, 2008 (Unaudited)

		Shares		Value
COMMON STOCKS - 89.05%
Commercial Banks - 1.24%
Standard Bank Group Ltd. (a)		4,533		53,557
Shariah Capital Inc. (a)		25,000		35,000
				88,557
Aerospace & Defense - 1.18%
United Technologies Corp.		1,200		84,612

Air Freight & Logistics - 3.24%
United Parcel Service, Inc.		3,300		231,792

Auto Components - 1.93%
Exide Technologies (a)		13,500		137,970

Automobiles - 1.30%
General Motors Corp.		4,000		93,120

Beverages - 3.23%
The Coca-Cola Co.		3,950		230,917

Capital Markets - 3.43%
International Assets Holding Corp. (a)		4,400		117,524
Knight Capital Group, Inc. (a)		8,000		128,240
				245,764
Communications Equipment - 2.21%
Cisco Systems, Inc. (a)		1,000		24,370
Juniper Networks, Inc. (a)		5,000		134,100
				158,470
Computers & Peripherals - 3.18%
International Business Machines Corp.		2,000		227,720

Construction & Engineering - 4.06%
Fluor Corp.		1,100		153,175
Foster Wheeler Ltd. (a)		2,100		137,445
				290,620
Diversified Financial Services - 1.68%
Interactive Brokers Group, Inc. (a)		3,860		119,930

Energy Equipment & Services - 2.03%
Halliburton Co.		3,800		145,540

Food & Staples Retailing - 3.03%
Costco Wholesale Corp.		3,500		216,720

General Merchandise Stores - 2.69%
Wal-Mart de Mexico SAB de CV (a)		53,000		192,920

Gold Ores - 1.12%
Taseko Mines Ltd. (a)		15,000		80,400

Health Care Equipment & Supplies - 1.48%
Baxter International, Inc.		1,800		106,236

Hotels, Restaurants & Leisure - 3.10%
McDonald's Corp.		4,100		221,851

Household Durables - 4.12%
Centex Corp.		3,400		75,446
DR Horton, Inc.		4,800		67,344
KB Home		1,700		40,681
MDC Holdings, Inc.		1,600		67,008
Pulte Homes, Inc.		3,300		44,682
				295,161
Household Products - 2.80%
Procter & Gamble Co.		3,025		200,194

Industrial Conglomerates - 1.86%
3M Co.		1,700		133,280

Insurance - 2.07%
White Mountains Insurance Group Ltd		300		148,020

Machinery - 1.78%
Foster LB Co. (a)		3,000		127,080

Metals & Mining - 9.06%
Agnico-Eagle Mines Ltd. (a)		1,900		130,720
Cia de Minas Buenaventura SA - ADR		2,750		209,083
Freeport-McMoRan Copper & Gold, Inc.		1,900		191,634
Yamana Gold, Inc. (a)		6,500		116,957
				648,394
Oil, Gas & Consumable Fuels - 10.19%
Exxon Mobil Corp.		1,750		152,268
Occidental Petroleum Corp.		3,300		255,321
Petrobank Energy & Resources Ltd. (a)		2,400		141,354
XTO Energy, Inc.		2,925		180,502
				729,445
Pharmaceuticals - 3.14%
Eli Lilly & Co.		2,100		105,042
Merck & Co., Inc.		2,700		119,610
				224,652
Real Estate - 2.40%
Annaly Mortgage Management, Inc.		8,300		171,727

Real Estate Investment Trusts - 1.83%
Capstead Mortgage Corp.		7,600		130,872

Road & Rail - 6.54%
CSX Corp.		2,500		121,300
Landstar System, Inc.		2,100		97,398
Union Pacific Corp.		2,000		249,520
				468,218
Software - 1.69%
Microsoft Corp.		4,450		121,129

Trading Companies & Distributors - 1.44%
W.W. Grainger, Inc.		1,400		103,124

TOTAL COMMON STOCKS (Cost $6,304,365)				6,374,435

EXCHANGE-TRADED FUNDS - 3.82%
Market Vectors Agribusiness (a)		1,050		$59,745
Powershares DB Base Metals Fund		3,200		85,408
UltraShort Financials ProShares		700		83,489
UltraShort FTSE/Xinhua China 25 ProShares		500		44,750

TOTAL EXCHANGE-TRADED FUNDS (Cost $246,012)				273,392

INVESTMENT COMPANIES - 1.46%
Hugoton Royalty Trust		3,700		104,525

TOTAL INVESTMENT COMPANIES (Cost $93,231)				104,525

		Contracts
PURCHASED OPTIONS - 0.49%
Put Options - 0.49%
iShares Lehman 20+ Year Treasury Bond
Expiration: June 2008, Exercise Price: $95.00		50		22,750
iShares Lehman 20+ Year Treasury Bond
Expiration: March 2008, Exercise Price: $95.00		50		12,000

TOTAL PURCHASED OPTIONS (Cost $36,700)				34,750

		Shares
SHORT TERM INVESTMENTS - 4.09%
Credit Suisse Institutional Money Market Fund, Inc.
5.290% (b)		6,152		6,152
Federal Home Loan Bank Discount Note,
0.000% Coupon, 1.844% Effective Yield, 03/03/2008		287,000		286,971

TOTAL SHORT TERM INVESTMENTS (Cost $293,123)				293,123

Total Investments (Cost $6,973,431) - 98.91%				7,080,225
Other Assets in Excess of Liabilities - 1.09%				77,661
TOTAL NET ASSETS - 100.00%				$7,157,886

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing
(b) Variable Rate

The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows*:

Cost of investments			$ 6,973,432
	Gross unrealized appreciation		458,545
	Gross unrealized depreciation		(321,886)
	Net unrealized appreciation		$ 136,659

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated May
31, 2008.

Marketfield Fund
Schedule of Securities Sold Short
February 29, 2008 (Unaudited)

		Shares		Value
Allied Irish Banks PLC - ADR		2,100		$85,764
American International Group, Inc.		700		32,802
Barclays PLC - ADR		2,200		82,654
Citigroup, Inc.		4,500		106,695
Deutsche Bank AG		700		77,672
Fifth Third Bancorp		1,000		22,900
The Goldman Sachs Group, Inc.		600		101,778
HSBC Holdings PLC - ADR		800		60,200
iShares Lehman 20+ Year Treasury Bond		1,000		94,190
Lehman Brothers Holdings, Inc.		500		25,495
Morgan Stanley		3,000		126,360
Royal Bank of Scotland Group PLC - ADR		8,300		63,246

Total Securities Sold Short (Proceeds $907,449)				$879,756

Marketfield Fund
Schedule of Options Written
February 29, 2008 (Unaudited)

		Contracts		Value
CALL OPTIONS
iShares Lehman 20+ Year Treasury Bond
Expiration: June 2008, Exercise Price: $95.00		50		$13,500
iShares Lehman 20+ Year Treasury Bond
Expiration: March 2008, Exercise Price: $97.00		50		2,375

Total Options Written (Premiums received $18,050)				$15,875

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date                         April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date                         April 22, 2008